Taxation - Composition of income tax benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Composition of income tax benefit
Deferred income tax (benefit)/expense	¥ (168,643)	$ (26,464)	¥ 22,847